INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets
	Cost				Accumulated depreciation and impairment
	Balance at	Additions	Disposal	Balance at	Balance at	Additions	Impairment	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2022	2023
	in USD thousands				in USD thousands				in USD thousands
Composition in 2023
Intellectual property	21,792	-	450	21,342	96	-	6,703	6,799	21,696	14,543
Computer software	801	181	-	982	612	59	-	671	189	311
	22,593	181	450	22,324	708	59	6,703	7,470	21,885	14,854